PRC statutory reserves (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statutory Reserve Fund
Statutory reserve	$ 2,150,000	$ 2,500,000	$ 2,531,000
Minimum Registered capital percentage	25.00%
Registered capital percentage	50.00%
Net income statutory reserve fund	10.00%
Statutory Staff Welfare Fund
Statutory reserve	$ 9,000	12,000
Enterprise Expansion Fund
Statutory reserve	$ 408,000	$ 408,000
Minimum Registered capital percentage	25.00%